Significant Accounting Policies - Schedule of Property and Equipment on Straight-Line Basis Over Useful Life of Assets (Details)	Dec. 31, 2024
Computer and peripheral equipment [Member]
Schedule of Property and Equipment on Straight-Line Basis Over Useful Life of Assets [Line Items]
Property and equipment useful life of assets at annual rates	33.00%
Equipment on lease [Member]
Schedule of Property and Equipment on Straight-Line Basis Over Useful Life of Assets [Line Items]
Property and equipment useful life of assets at annual rates	14.00%	[1]
Leasehold Improvements [Member]
Schedule of Property and Equipment on Straight-Line Basis Over Useful Life of Assets [Line Items]
Property and equipment useful life of assets at annual rates		[2]
Building and land [Member]
Schedule of Property and Equipment on Straight-Line Basis Over Useful Life of Assets [Line Items]
Property and equipment useful life of assets at annual rates		[3]
Minimum [Member] | Office furniture and equipment [Member]
Schedule of Property and Equipment on Straight-Line Basis Over Useful Life of Assets [Line Items]
Property and equipment useful life of assets at annual rates	7.00%
Minimum [Member] | Machinery and equipment [Member]
Schedule of Property and Equipment on Straight-Line Basis Over Useful Life of Assets [Line Items]
Property and equipment useful life of assets at annual rates	7.00%
Maximum [Member] | Office furniture and equipment [Member]
Schedule of Property and Equipment on Straight-Line Basis Over Useful Life of Assets [Line Items]
Property and equipment useful life of assets at annual rates	20.00%
Maximum [Member] | Machinery and equipment [Member]
Schedule of Property and Equipment on Straight-Line Basis Over Useful Life of Assets [Line Items]
Property and equipment useful life of assets at annual rates	33.00%

[1]	Equipment on lease is stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful life of the equipment on lease, which was determined to be 7 years.
[2]	Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.
[3]	Building and land consist of land and an ink manufacturing plant. In September 2018, the Company purchased the land which includes long-term leasehold rights, with a lease term of 49 years, which may be renewed for an additional 49 years. The manufacturing plant useful life is 25 years.